Stockholders’ Equity (Deficit) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Stockholders' Equity Note [Abstract]
Schedule of stock warrants
	Exercise Price	Expiration Date	Balance as of December 31, 2022	Issued	Exercised	Expired	Balance as of March 31, 2023
2019 Public Warrants(1)	$230.00	6/19/2024	5,813,804	—	—	—	5,813,804
2022 Unit Offering
Common Warrants(2)	$4.60	6/29/2027	43,478,261	—	—	—	43,478,261
Underwriter Warrants(2)	$4.60	6/29/2027	2,173,913	—	—	—	2,173,913
			51,465,978	—	—	—	51,465,978

(1)      The 2019 Public Warrants are exercisable for 290,690 shares of Common Stock at $230.00 per share or a ratio of 20 warrants for one share of Common Stock.

(2)      The Common Warrants and Underwriter Warrants are exercisable for a combined amount of 2,282,609 shares of Common Stock at $0.88 per share or a ratio of 20 warrants for one share of Common Stock.

	Exercise Price	Expiration Date	Balance as of December 31, 2021	Issued	Exercised	Expired	Balance as of December 31, 2022
2019 Public Warrants(1)	$230.00	6/19/2024	5,813,804	—	—	—	5,813,804
2022 Unit Offering
Pre-funded Warrants(2)	$0.002	6/29/2027	—	14,095,400	(14,095,400)	—	—
Common Warrants(3)	$4.60	6/29/2027	—	43,478,261	—	—	43,478,261
Underwriter Warrants(3)	$4.60	6/29/2027	—	2,173,913	—	—	2,173,913
			5,813,804	59,747,574	(14,095,400)	—	51,465,978

(1)      The 2019 Public Warrants are exercisable for 290,690 shares of Common Stock at $230.00 per share or a ratio of 20 warrants for one share of Common Stock.

(2)      A total of 14,095,400 Pre-funded Warrants were issued and exercised in exchange for 704,770 shares of Common Stock.

(3)      The Common Warrants and Underwriter Warrants are exercisable for a combined amount of 2,282,609 shares of Common Stock at $4.60 per share or a ratio of 20 warrants for one share of Common Stock.